SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
EBP 1-4-1 Plan
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through September 24, 2025, the date the financial statements were issued. No other events have occurred that require adjustment to or disclosure in the financial statements of the Plan.